RELATED PARTY TRANSACTIONS	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 - RELATED PARTY TRANSACTIONS

Net amounts due to related parties consisted of the following:

		As of
Account	Name of Related party	March 31, 2026	September 30, 2025
		$	$
Related party payables	Chairman and shareholder, HUANG Jian Cong	70,000	70,500
Total		70,000	70,500

Related party payables represented unsecured and interest free borrowings between the Company and Huang Jian Cong to the Company. As of March 31, 2026 and September 30, 2025, the Company had outstanding loans with total amount of $70,000 and $70,500 from its chairman and shareholder, HUANG Jian Cong.